CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
General and administrative expenses	¥ (142,721)	$ (21,936)	¥ (256,007)		¥ (202,518)
Impairment of long term investments	(3,690)	(567)	(18,240)	$ 0	0	$ 0
Operating loss	(277,937)	(42,719)	(922,591)		(118,964)
Interest income	1,430	220	4,669		4,618
Other income	(5,303)	(815)	5,336		2,991
Foreign exchange gain/(loss)	(11,043)	(1,697)	14,209		13,164
Loss before income taxes	(311,518)	(47,880)	(910,024)		(111,349)
Income tax expense	(59,648)	(9,168)	(4,229)		22,614
Net loss	(371,166)	(57,048)	(914,253)		(88,735)
Foreign currency translation	714	110	(293)		264
Unrealized gain/(loss) from available-for-sale investments	(4,195)	(645)	659		1,853
Amounts reclassified from accumulated other comprehensive income	3,290	506	(3,552)		0
Total other comprehensive income/(loss), net of tax	(191)	(29)	(3,186)		2,117
Comprehensive loss	(371,357)	(57,077)	(917,439)		(86,618)
Parent
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
General and administrative expenses	(10,986)	(1,689)	(21,314)		(7,726)
Impairment of long term investments	(3,290)	(506)	(12,240)		0
Operating loss	(14,276)	(2,195)	(33,554)		(7,726)
Interest income	0	0	18		15
Other income	14,384	2,211	6,593		3,376
Foreign exchange gain/(loss)	(11,043)	(1,697)	14,209		13,284
Share of losses from subsidiaries and consolidated VIEs	(358,226)	(55,058)	(900,743)		(97,640)
Loss before income taxes	(369,161)	(56,739)	(913,477)		(88,691)
Income tax expense			0		0
Net loss	(369,161)	(56,739)	(913,477)		(88,691)
Foreign currency translation	2,748	422	(293)		264
Unrealized gain/(loss) from available-for-sale investments	(4,195)	(645)	659		1,853
Amounts reclassified from accumulated other comprehensive income	3,290	506	(3,552)		0
Total other comprehensive income/(loss), net of tax	1,843	283	(3,186)		2,117
Comprehensive loss	¥ (367,318)	$ (56,456)	¥ (916,663)		¥ (86,574)